CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Assets
Construction work in progress	$ 1,231,934	$ 1,082,208	$ 1,577,695
Current assets:
Allowance for doubtful accounts	$ 28,870	$ 26,452	$ 40,436
Common shareholder's equity:
Common Stock Shares Issued Not Disclosed	Common shareholder’s equity	Common shareholder’s equity
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	1,000	1,000	1,000
Common stock, shares outstanding (in shares)	200	200	200